FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of financial assets at fair value through other comprehensive income
15.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

(a)	Classification of financial assets at FVOCI
Financial assets at FVOCI are equity securities which are strategic investments not held for trading, and which the Group has irrevocably elected at initial recognition to recognise in this category.

(b)	Equity investments at fair value through other comprehensive income

	2020	2021
	RMB’000	RMB’000
Non-current assets
Investments in unlisted companies	377,631	463,696

The FVOCI mainly represent equity interests held by the Group in certain unlisted companies with percentage ownership less than 2% individually.
On disposal of these equity investments, any related balance within the FVOCI reserve is reclassified to retained earnings.

(c)	Amounts recognized in profit or loss and other comprehensive income
During the year, the following gains were recognized in profit or loss and other comprehensive income.

	2020	2021
	RMB’000	RMB’000
Dividends from equity investments at FVOCI recognized in profit or loss in other gains/losses - net (Note 32)
- Related to investments held at the end of the reporting period	7,735	9,802

(d)	Fair value
Information about the methods and assumptions used in determining fair value is provided in note 3.3.
All of the financial assets at FVOCI are denominated in RMB. For an analysis of the sensitivity of the assets to price risk refer to note 3.1(a)(iii).